PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Projected Benefit Obligations (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 02, 2016 USD ($)	Dec. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) item
U.S.
Change in projected benefit obligations
Projected benefit obligations at beginning of year		$ 1,033.7	$ 1,088.9
Service cost		0.5	0.4
Interest cost		35.3	34.4
Actuarial loss (gain)	$ 72.0	73.1	39.1
Benefits paid		(60.5)	(59.9)
Settlements	$ (70.0)		(69.2)
Projected benefit obligations at end of year		1,082.1	1,033.7
Accumulated benefit obligations at end of year		1,082.1	1,033.7
Int'l
Change in projected benefit obligations
Projected benefit obligations at beginning of year		762.9	674.7
Service cost		18.2	13.9
Interest cost		14.3	16.4
Participant contribution		3.4	2.9
Amendments		(2.1)	(0.6)
Actuarial loss (gain)		(26.4)	123.8
Plan transfers		(1.3)
Acquisition			14.6
Benefits paid		(22.5)	(21.8)
Curtailments			(0.3)
Foreign currency translation		90.2	(60.7)
Projected benefit obligations at end of year		836.7	762.9
Accumulated benefit obligations at end of year		355.6	$ 704.8
Belgium | Mactac Acquisition
Change in projected benefit obligations
Number of plans | item			2
U.S. Postretirement Health Benefits
Change in projected benefit obligations
Projected benefit obligations at beginning of year		5.0	$ 5.9
Interest cost		0.1	0.2
Participant contribution		0.5	0.5
Actuarial loss (gain)		(0.1)	(0.2)
Benefits paid		(1.4)	(1.4)
Projected benefit obligations at end of year		$ 4.1	$ 5.0